Shareholder Report, Holdings (Details)	May 31, 2024
C000001737 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001737 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001737 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001737 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001737 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001737 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001737 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001737 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001737 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000193020 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000193020 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193020 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193020 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193020 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000193020 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193020 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000193020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193020 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000193020 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213125 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213125 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213125 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213125 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213125 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213125 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213125 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213125 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213125 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213126 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213126 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213126 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213126 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213126 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213126 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213126 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213126 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213126 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213128 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213128 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213128 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213128 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213128 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213128 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213128 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213128 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213128 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213128 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001660 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000001660 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001660 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001660 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000001660 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001660 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000001660 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153916 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153916 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153916 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153916 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153916 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153916 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153916 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153916 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000153917 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153917 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153917 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153917 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153917 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153917 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153917 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153917 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153917 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000001738 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001738 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001738 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001738 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001738 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001738 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001738 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001738 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001738 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001738 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001738 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000176015 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176015 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176015 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176015 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176015 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176015 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176015 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176015 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176015 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176015 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000051988 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051988 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051988 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051988 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051988 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051988 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051988 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000106437 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106437 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106437 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106437 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106437 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106437 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106437 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106437 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106437 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106437 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000176013 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176013 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176013 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176013 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176013 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176013 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176013 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176013 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176013 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176013 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176013 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000176019 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176019 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176019 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176019 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176019 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176019 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176019 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176019 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176019 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000176019 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176019 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000001740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001740 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001740 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001740 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001740 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001740 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000001741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001741 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001741 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001741 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000001741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000001741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001741 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000001735 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001735 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001735 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001735 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001735 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001735 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001735 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000173133 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000173133 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173133 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173133 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173133 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000173133 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173133 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000173133 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173133 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000173133 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213124 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213124 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213124 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213124 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213124 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213124 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213124 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213124 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213124 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213124 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213124 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213127 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213127 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213127 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213127 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213127 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213127 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213127 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213127 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213127 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001658 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000001658 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001658 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001658 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000001658 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001658 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001658 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001658 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001658 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000001658 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128461 [Member] | CCC And Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128461 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128461 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128461 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128461 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128461 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128461 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128461 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000153918 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153918 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153918 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153918 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153918 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000153918 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153918 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153918 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153918 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153918 [Member] | Municipal bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%